Debt (Details)		2 Months Ended	12 Months Ended			14 Months Ended
	Sep. 30, 2013 USD ($) item $ / shares shares	Nov. 30, 2013 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Nov. 30, 2012 USD ($)	Nov. 30, 2014 USD ($)	May. 08, 2014 USD ($)
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2015			$ 59,003,000			$ 59,003,000
2019			33,320,000			33,320,000
Total			92,323,000			92,323,000
Key assumptions for determining the fair value
Change in the fair value of derivative			2,270,000	$ (204,000)
Recorded value of the convertible note
Accretion of debt discounts			1,646,000	257,000
PIK Interest paid			875,000
Debt at the end of the period		$ 27,912,000	24,733,000	27,912,000		24,733,000
Components of interest expense
Amortization of discount and deferred financing				367,000
Total interest expense			5,141,000	1,032,000
Buyer Notes
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2019			33,320,000			33,320,000
Total			33,320,000			33,320,000
Aggregate principal amount	$ 32,445,000
Fair value of derivative	$ 5,496,000	5,700,000		$ 5,700,000			$ 3,430,000
Term of convertible notes	5 years 6 months
Key assumptions for determining the fair value
Remaining time to maturity				4 years 10 months
Volatility (as a percent)				60.00%
Risk-free interest rate (as a percent)				1.63%
Aggregate original issue discount	$ 10,490,000
Recorded value of the convertible note
Convertible notes - Face value	32,445,000
Less: Original issue discount	(4,994,000)
Convertible notes recorded value on issue date	21,955,000
Accretion of debt discounts						1,903,000
PIK Interest paid						875,000
Convertible notes value			24,733,000			24,733,000
Plus: Embedded derivative liability - fair market value	5,496,000	5,700,000		$ 5,700,000			$ 3,430,000
Debt at the end of the period			24,733,000			24,733,000
Components of interest expense
Contractual coupon interest			11,523,000	2,195,000	$ 376,000
Amortization of discount and deferred financing			2,304,000
Total interest expense			13,827,000	$ 2,562,000	$ 376,000
Buyer Notes | Embedded Conversion Derivative
Key assumptions for determining the fair value
Change in the fair value of derivative		$ 2,270,000
Aggregate original issue discount	5,496,000
Recorded value of the convertible note
Less: Original issue discount	$ (5,496,000)
Revolving Facility
Components of interest expense
Borrowing outstanding under facility			31,338,000			31,338,000
Available borrowing under facility			12,000,000			12,000,000
Term Loans
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
2015			59,003,000			59,003,000
Total			59,003,000			59,003,000
CIT | Management notes | From October 1, 2016
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Interest rate payable in cash (as a percent)	10.928%
CIT | Revolving Facility
Components of interest expense
Available borrowing under facility			$ 12,000,000			$ 12,000,000
Hudson Clothing Holdings, Inc.
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Aggregate principal amount	$ 32,445,000
Recorded value of the convertible note
Convertible notes - Face value	32,445,000
Hudson Clothing Holdings, Inc. | Promissory Tax Notes
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Aggregate principal amount	$ 1,235,000
Annual rate on outstanding principal amount (as a percent)	0.00%
Recorded value of the convertible note
Convertible notes - Face value	$ 1,235,000
Hudson Clothing Holdings, Inc. | Buyer Notes
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Conversion price (in dollars per share) | $ / shares	$ 1.78
Number of shares issuable upon conversion of the debt | shares	18,200,000
Trading days immediately preceding the notice of conversion used for calculation of average of the closing prices for the common stock | item	20
Hudson Clothing Holdings, Inc. | Management notes
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Aggregate principal amount	$ 22,885,000
Redemption price as a percentage of principal amount	103.00%
Effective interest rate (as a percent)	4.31%
Recorded value of the convertible note
Convertible notes - Face value	$ 22,885,000
Hudson Clothing Holdings, Inc. | Management notes | From September 30, 2013
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Annual rate on outstanding principal amount (as a percent)	10.00%		10.00%			10.00%
Interest rate payable in cash (as a percent)	7.68%		7.68%			7.68%
PIK Interest (as a percent)	2.32%		2.32%			2.32%
Additional interest (as a percent)			2.00%
Hudson Clothing Holdings, Inc. | Management notes | From December 1, 2014
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Interest rate payable in cash (as a percent)	10.00%
Hudson Clothing Holdings, Inc. | Fireman Note
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Aggregate principal amount	$ 9,560,000
Redemption price as a percentage of principal amount	100.00%
Effective interest rate (as a percent)	8.32%
Recorded value of the convertible note
Convertible notes - Face value	$ 9,560,000
Hudson Clothing Holdings, Inc. | Fireman Note | From September 30, 2013
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Annual rate on outstanding principal amount (as a percent)	6.50%		6.50%			6.50%
Interest rate payable in cash (as a percent)	3.00%		3.00%			3.00%
PIK Interest (as a percent)	3.50%		3.50%			3.50%
Additional interest (as a percent)			2.50%
Hudson Clothing Holdings, Inc. | Fireman Note | From December 1, 2014
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Interest rate payable in cash (as a percent)	6.50%
Hudson Clothing Holdings, Inc. | Fireman Note | From October 1, 2016
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Interest rate payable in cash (as a percent)	7.00%
Hudson Clothing Holdings, Inc. | Revolving Facility
Components of interest expense
Maximum borrowing capacity	$ 50,000,000
Hudson Clothing Holdings, Inc. | Revolving A-1 Commitment
Components of interest expense
Maximum borrowing capacity	1,000,000
Hudson Clothing Holdings, Inc. | Swingline loans
Components of interest expense
Maximum borrowing capacity	5,000,000
Hudson Clothing Holdings, Inc. | Letters of credit
Components of interest expense
Maximum borrowing capacity	1,000,000
Hudson Clothing Holdings, Inc. | Term Loans | Maximum
Five year payment schedule of debt for the promissory notes, long term debt and convertible notes
Aggregate principal amount	60,000,000
Recorded value of the convertible note
Convertible notes - Face value	$ 60,000,000